Basis of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment	MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	4 to 50

Useful Lives of Intangible Assets and Amortization Method by Major Class	Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	3 to 10	Straight-line
Core deposit intangibles	9 to 16	Straight-line
Customer relationships	3 to 27	Straight-line, Declining-balance
Trade names	5 to 40	Straight-line

Schedule of error corrections and prior period adjustments	The following table shows a summary of the adjustments of the consolidated financial statements, including those relating to the early adoption of Staff Accounting Bulletin No. 122 as explained in Accounting Changes below, for the fiscal years ended March 31, 2023 and 2024.

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
ASSETS
Cash and due from banks	¥4,391,530	¥25,116	¥4,416,646
Interest-earning deposits in other banks	105,631,633	70,344	105,701,977
Cash, due from banks and interest-earning deposits in other banks	110,023,163	95,460	110,118,623
Receivables under resale agreements	18,495,497	328,445	18,823,942
Receivables under securities borrowing transactions	5,000,989	(173)	5,000,816
Trading account asset	49,745,992	23,414	49,769,406
Investment securities
Available-for-sale debt securities	31,395,372	27,595	31,422,967
Equity securities	6,132,092	277	6,132,369
Total investment securities	62,371,426	27,872	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees	127,936,495	(26,192)	127,910,303
Allowance for credit losses	(1,366,221)	9,260	(1,356,961)
Net loans	126,570,274	(16,932)	126,553,342
Premises and equipment—net	873,027	(386)	872,641
Customers’ acceptance liability	430,221	4,851	435,072
Intangible assets—net	1,298,966	(1,206)	1,297,760
Goodwill	490,344	3,414	493,758
Other assets(1)	20,398,146	(80,650)	20,317,496
Total assets	¥397,436,461	¥384,109	¥397,820,570

Note:
(1)Includes the effect of adopting Staff Accounting Bulletin 122 of ¥(62,966) million. Please refer to “Accounting Changes” below for further information.

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
LIABILITIES AND EQUITY
Deposits:
Overseas offices:
Non-interest-bearing	¥2,682,164	¥17,441	¥2,699,605
Interest-bearing	60,460,810	701,175	61,161,985
Total deposits	246,417,384	718,616	247,136,000
Payables under repurchase agreements	35,710,750	(20,298)	35,690,452
Payables under securities lending transactions	1,016,931	7	1,016,938
Due to trust account and other short-term borrowings	15,796,947	4,376	15,801,323
Trading account liabilities	16,587,151	(7,629)	16,579,522
Bank acceptances outstanding	430,221	4,851	435,072
Long-term debt	39,922,322	90,497	40,012,819
Other liabilities(1)	17,983,371	(446,185)	17,537,186
Total liabilities	378,959,248	344,235	379,303,483
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus	4,636,097	(205)	4,635,892
Retained earnings:
Unappropriated retained earnings	9,072,572	13,918	9,086,490
Accumulated other comprehensive income, net of taxes	2,221,263	16,362	2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	17,645,662	30,075	17,675,737
Noncontrolling interests	831,551	9,799	841,350
Total equity	18,477,213	39,874	18,517,087
Total liabilities and equity	¥397,436,461	¥384,109	¥397,820,570

Note:
(1)Includes the effect of adopting Staff Accounting Bulletin 122 of ¥(62,966) million. Please refer to “Accounting Changes” below for further information.

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions, except per share amount)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Interest income:
Loans, including fees	¥2,973,667	¥20,073	¥2,993,740	¥4,321,102	¥41,884	¥4,362,986
Deposits in other banks	359,054	1,243	360,297	709,819	2,644	712,463
Investment securities:
Interest	401,935	119	402,054	572,295	600	572,895
Dividends	146,053	157	146,210	148,113	(157)	147,956
Trading account assets	551,372	—	551,372	802,454	25	802,479
Call loans and funds sold	19,854	—	19,854	31,823	(1)	31,822
Receivables under resale agreements and securities borrowing transactions	159,475	3,737	163,212	521,468	5,251	526,719
Total	4,611,410	25,329	4,636,739	7,107,074	50,246	7,157,320
Interest expense:
Deposits	1,170,155	8,114	1,178,269	2,515,412	14,778	2,530,190
Payables under repurchase agreements and securities lending transactions	479,170	734	479,904	1,078,007	207	1,078,214
Due to trust account, other short-term borrowings and trading account liabilities	188,798	2,979	191,777	401,286	2,957	404,243
Long-term debt	380,090	302	380,392	516,123	1,331	517,454
Total	2,221,996	12,129	2,234,125	4,513,124	19,273	4,532,397
Net interest income	2,389,414	13,200	2,402,614	2,593,950	30,973	2,624,923
Provision for credit losses	8,148	(863)	7,285	237,990	20,805	258,795
Net interest income after provision for credit losses	2,381,266	14,063	2,395,329	2,355,960	10,168	2,366,128
Non-interest income:
Fees and commissions income	1,701,637	3,268	1,704,905	1,898,974	11,691	1,910,665
Foreign exchange gains (losses)—net	25,232	8,507	33,739	(294,224)	(2,263)	(296,487)
Trading account losses—net	(792,098)	10,788	(781,310)	(699,049)	(4,864)	(703,913)
Investment securities gains (losses)—net	(254,178)	(2,763)	(256,941)	1,379,550	2,908	1,382,458
Equity in earnings of equity method investees—net	398,086	61	398,147	463,802	252	464,054
Losses on sales of loans including valuation adjustment for loans held for sale	(34,039)	(371)	(34,410)	(45,067)	71	(44,996)
Other non-interest income	92,828	(1,898)	90,930	163,597	6	163,603
Total	1,486,910	17,592	1,504,502	2,867,583	7,801	2,875,384
Non-interest expense:
Salaries and employee benefits	1,343,631	3,892	1,347,523	1,397,950	8,548	1,406,498
Occupancy expenses—net	162,204	719	162,923	156,027	858	156,885
Fees and commissions expenses	340,141	1,700	341,841	385,172	2,308	387,480
Outsourcing expenses, including data processing	351,323	807	352,130	320,851	(291)	320,560
Depreciation of premises and equipment	73,793	183	73,976	79,587	436	80,023
Amortization of intangible assets	274,380	582	274,962	288,558	(20)	288,538
Insurance premiums, including deposit insurance	74,334	4,111	78,445	91,005	1,056	92,061
Communications	58,375	205	58,580	58,608	610	59,218
Taxes and public charges	100,291	806	101,097	105,420	1,734	107,154
Provision for off-balance sheet credit instruments	20,747	(588)	20,159	32,902	387	33,289
Other non-interest expenses	433,632	6,148	439,780	409,827	6,711	416,538
Total	3,419,954	18,565	3,438,519	3,340,949	22,337	3,363,286
Income before income tax expense	448,222	13,090	461,312	1,882,594	(4,368)	1,878,226
Income tax expense	41,174	5,577	46,751	501,567	(910)	500,657

Net income before attribution of noncontrolling interests	407,048	7,513	414,561	1,381,027	(3,458)	1,377,569
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Net income attributable to Mitsubishi UFJ Financial Group	¥376,635	¥5,163	¥381,798	¥1,328,121	¥(2,252)	¥1,325,869
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥376,635	¥5,163	¥381,798	¥1,328,121	¥(2,252)	¥1,325,869
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥30.58	¥0.42	¥31.00	110.87	¥(0.18)	¥110.69
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	30.26	0.42	30.68	110.58	(0.19)	110.39

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Net income before attribution of noncontrolling interests	¥407,048	¥7,513	¥414,561	¥1,381,027	¥(3,458)	¥1,377,569
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities	(202,955)	1,843	(201,112)	41,949	2,550	44,499
Net unrealized losses on derivatives qualifying for cash flow hedges	(5,117)	(460)	(5,577)	(505)	(131)	(636)
Defined benefit plans	(20,331)	284	(20,047)	382,809	46	382,855
Foreign currency translation adjustments	847,705	(40,770)	806,935	1,096,700	(16,491)	1,080,209
Total	637,108	(39,103)	598,005	1,476,303	(14,026)	1,462,277
Comprehensive income	1,044,156	(31,590)	1,012,566	2,857,330	(17,484)	2,839,846
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Other comprehensive income attributable to noncontrolling interests	19,949	(9,448)	10,501	99,232	(3,526)	95,706
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥993,794	¥(24,492)	¥969,302	¥2,705,192	¥(12,752)	¥2,692,440

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Capital surplus:
Other—net	¥(1,497)	¥—	¥(1,497)	¥(256)	¥(205)	¥(461)
Balance at end of fiscal year	¥4,902,155	¥—	¥4,902,155	¥4,636,097	¥(205)	¥4,635,892
Unappropriated retained earnings:
Balance at beginning of fiscal year	¥8,172,646	¥11,007	¥8,183,653	¥8,169,710	¥16,170	¥8,185,880
Net income attributable to Mitsubishi UFJ Financial Group	376,635	5,163	381,798	1,328,121	(2,252)	1,325,869
Balance at end of fiscal year	¥8,169,710	¥16,170	¥8,185,880	¥9,072,572	¥13,918	¥9,086,490

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Accumulated other comprehensive income, net of taxes:
Balance at beginning of fiscal year	¥227,033	¥56,517	¥283,550	¥844,192	¥26,862	¥871,054
Net change during the fiscal year	617,159	(29,655)	587,504	1,377,071	(10,500)	1,366,571
Balance at end of fiscal year	¥844,192	¥26,862	¥871,054	¥2,221,263	¥16,362	¥2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	¥15,763,346	¥43,032	¥15,806,378	¥17,645,662	¥30,075	¥17,675,737
Noncontrolling interests:
Balance at beginning of fiscal year	¥691,454	¥21,309	¥712,763	¥702,821	¥14,398	¥717,219
Initial subscriptions of noncontrolling interests	3,316	192	3,508	58,117	(38)	58,079
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders	(10,174)	—	(10,174)	(22,204)	200	(22,004)
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Dividends paid to noncontrolling interests	(18,784)	(5)	(18,789)	(25,738)	(29)	(25,767)
Other comprehensive income, net of taxes	19,949	(9,448)	10,501	99,232	(3,526)	95,706
Balance at end of fiscal year	¥702,821	¥14,398	¥717,219	¥831,551	¥9,799	¥841,350
Total equity	¥16,466,167	¥57,430	¥16,523,597	¥18,477,213	¥39,874	¥18,517,087

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥407,048	¥7,513	¥414,561	¥1,381,027	¥(3,458)	¥1,377,569
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	348,173	765	348,938	368,145	416	368,561
Provision for credit losses	8,148	(863)	7,285	237,990	20,805	258,795
Employee benefit cost (income) for severance indemnities and pension plans	47,740	(2,030)	45,710	(27,001)	230	(26,771)
Investment securities (gains) losses—net	254,178	2,763	256,941	(1,379,550)	(2,908)	(1,382,458)
Amortization of premiums (discounts) on investment securities	51,514	(63)	51,451	(43,874)	(190)	(44,064)
Foreign exchange (gains) losses—net	(508,644)	(37,852)	(546,496)	511,334	23,017	534,351
Equity in earnings of equity method investees—net	(398,086)	(61)	(398,147)	(463,802)	(252)	(464,054)
Provision (benefit) for deferred income tax expense	(410,275)	3,033	(407,242)	93,123	(1,911)	91,212
Increase in trading account assets, excluding foreign exchange contracts	(184,246)	3,726	(180,520)	(3,046,474)	(803)	(3,047,277)
Increase in trading account liabilities, excluding foreign exchange contracts	2,740,193	(11,081)	2,729,112	2,094,319	6,952	2,101,271
Net decrease (increase) in collateral for derivative transactions	713,541	(17,448)	696,093	(437,941)	(23,269)	(461,210)
Other—net	872,051	(41,216)	830,835	(942,166)	(319,941)	(1,262,107)
Net cash provided by (used in) operating activities	2,106,136	(92,814)	2,013,322	(1,490,273)	(301,312)	(1,791,585)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	56,577,840	471	56,578,311	62,450,314	(303)	62,450,011
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	32,907,726	(52,893)	32,854,833	31,987,266	(17,533)	31,969,733

Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(81,038,628)	36,002	(81,002,626)	(87,806,011)	(10,707)	(87,816,718)
Proceeds from maturities of Held-to-maturity debt securities	127,815	(2,818)	124,997	1,380,753	—	1,380,753
Purchases of Held-to-maturity debt securities	(16,975,528)	1,838	(16,973,690)	(3,889,987)	—	(3,889,987)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,857,748	560	2,858,308	3,146,236	2,735	3,148,971
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,912,280)	(947)	(1,913,227)	(2,893,370)	(1,164)	(2,894,534)
Acquisition of PT Home Credit Indonesia, a subsidiary of BK, net of cash acquired	—	—	—	(28,917)	(302)	(29,219)
Net increase in loans	(1,496,724)	93,744	(1,402,980)	(1,709,541)	143,621	(1,565,920)
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(1,297,909)	184,394	(1,113,515)	(3,646,170)	(112,381)	(3,758,551)
Proceeds from sales of premises and equipment	32,214	3,409	35,623	57,728	(2,103)	55,625
Capital expenditures for premises and equipment	(116,367)	(3,024)	(119,391)	(113,716)	2,503	(111,213)
Purchases of intangible assets	(272,534)	(558)	(273,092)	(315,146)	(2,162)	(317,308)
Other—net	(34,917)	3,151	(31,766)	60,247	13,515	73,762
Net cash used in investing activities	(12,213,619)	263,329	(11,950,290)	(1,268,560)	15,719	(1,252,841)
Cash flows from financing activities:
Net increase in deposits	6,207,093	(65,733)	6,141,360	3,659,260	475,016	4,134,276
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	11,656,491	(116,001)	11,540,490	(6,039,816)	(39,252)	(6,079,068)
Net increase (decrease) in due to trust account and other short-term borrowings	(8,456,081)	(11,439)	(8,467,520)	804,718	17,428	822,146
Proceeds from issuance of long-term debt	7,529,772	40,466	7,570,238	3,188,412	22,349	3,210,761
Repayments of long-term debt	(4,168,619)	(20,024)	(4,188,643)	(3,962,569)	6,525	(3,956,044)
Dividends paid by subsidiaries to noncontrolling interests	(18,784)	(5)	(18,789)	(25,738)	(29)	(25,767)
Other—net	55,059	30	55,089	(39,223)	(356)	(39,579)
Net cash provided by (used in) financing activities	11,976,277	(172,706)	11,803,571	(3,250,435)	481,681	(2,768,754)
Effect of exchange rate changes on cash and cash equivalents	1,063,752	(21,314)	1,042,438	1,994,454	(13,983)	1,980,471
Net increase (decrease) in cash and cash equivalents	2,932,546	(23,505)	2,909,041	(4,014,814)	182,105	(3,832,709)
Cash and cash equivalents at beginning of fiscal year	111,111,544	(63,140)	111,048,404	114,044,090	(86,645)	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	114,040,503	(86,645)	113,953,858	110,023,163	95,460	110,118,623
Cash and cash equivalents at end of fiscal year	¥114,044,090	¥(86,645)	¥113,957,445	¥110,029,276	¥95,460	¥110,124,736

Supplemental disclosure of cash flow information:
Cash paid during the fiscal year for:
Interest	¥1,942,163	¥11,457	¥1,953,620	¥4,363,668	¥14,009	¥4,377,677
Income taxes, net of refunds	453,869	(1,876)	451,993	520,859	(901)	519,958
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	11,066	137	11,203	16,174	(187)	15,987
Assets acquired under operating lease arrangements	35,678	540	36,218	50,996	768	51,764

Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	—	—	—	59,317	302	59,619